North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.8%
	BERMUDA - 1.8%
1,997	Everest Re Group Ltd.	$504,901

	BRAZIL - 0.6%
50,837	Ambev SA - ADR	161,153

	CANADA - 1.8%
3,401	Agnico Eagle Mines Ltd.	219,977
46,525	Kinross Gold Corp.	304,672
		524,649
	CHINA - 3.8%
1,642	Alibaba Group Holding Ltd. - ADR *	320,502
1,555	Baidu, Inc. - ADR *	255,035
45,680	Sands China Ltd. *	156,065
17,666	Tencent Music Entertainment Group - ADR *	186,730
6,990	Trip.com Group Ltd. - ADR *	181,251
		1,099,583
	FRANCE - 12.1%
7,348	Accor SA *	260,277
28,081	AXA SA	728,849
17,914	Bureau Veritas SA	591,615
7,436	Danone SA	547,430
6,510	Sanofi	670,932
4,140	SCOR SE	115,852
12,750	TotalEnergies SE	555,078
		3,470,033
	GERMANY - 7.8%
458	adidas AG	166,305
1,486	Continental AG *	202,014
7,296	Fresenius Medical Care AG & Co KGaA	575,897
4,375	SAP SE	627,143
3,379	Siemens AG	527,419
4,754	Siemens Energy AG *	129,369
		2,228,147
	IRELAND - 2.8%
438	Linde PLC	134,129
3,676	Medtronic PLC	482,696
821	Willis Towers Watson PLC	169,192
		786,017

	ISRAEL - 2.5%
5,689	Check Point Software Technologies Ltd. *	723,072

	JAPAN - 13.8%
45,646	Astellas Pharma, Inc.	723,562
6,287	Daito Trust Construction Co Ltd.	735,838
13,337	Japan Exchange Group, Inc.	301,619
9,523	Makita Corp.	491,319
314	Nintendo Co Ltd.	161,429
16,401	Sumitomo Mitsui Trust Holdings, Inc.	537,606
9,455	Taisei Corp.	316,733
14,572	Tokio Marine Holdings, Inc.	692,039
		3,960,145
	MEXICO - 0.6%
27,548	Grupo Financiero Banorte SAB de CV	178,217

	NETHERLANDS - 7.9%
4,620	Akzo Nobel NV	570,519
7,325	Euronext NV	815,057
7,579	Heineken NV	882,879
		2,268,455
	REPUBLIC OF KOREA - 2.4%
10,775	KB Financial Group, Inc. - ADR *	477,225
119	Samsung Electronics Co Ltd. - GDR	204,263
		681,488
	SINGAPORE - 2.1%
69,131	Singapore Exchange Ltd.	606,130

	SPAIN - 1.0%
1,774	Aena SME SA *	282,412

	SWEDEN - 2.1%
13,306	Assa Abloy AB - Class B	426,768
14,349	Telefonaktiebolaget LM Ericsson - Class B	164,802
		591,570

	SWITZERLAND - 14.3%
6,328	Chubb Ltd.	1,067,787
6,509	Julius Baer Group Ltd.	430,700
7,497	Nestle SA	950,109
6,303	Novartis AG	583,646
726	Roche Holding AG	280,790
1,907	Zurich Insurance Group AG	770,084
		4,083,116
	UNITED KINGDOM - 16.2%
8,414	Antofagasta PLC	174,790
2,562	Aon PLC - Class A	666,197
8,187	BP PLC - ADR	197,961
156,731	BT Group PLC *	378,201
17,122	Diageo PLC	849,769
39,989	GlaxoSmithKline PLC	788,085
19,158	Liberty Global PLC - Class A *	514,392
491,662	Lloyds Banking Group PLC	311,876
11,258	Smiths Group PLC	243,416
31,996	Vodafone Group PLC - ADR	522,495
		4,647,182
	UNITED STATES - 1.2%
65	Booking Holdings, Inc. *	141,587
2,867	Cognizant Technology Solutions Corp. - Class A	210,811
		352,398
	TOTAL COMMON STOCKS
	(Cost $25,797,787)	27,148,668

	PREFERRED STOCK - 1.4%
	GERMANY - 1.4%
4,055	Henkel AG & Co KGaA	411,181
	TOTAL PREFERRED STOCK
	(Cost $440,501)	411,181

	SHORT-TERM INVESTMENT - 3.6%
1,017,182	First American Treasury Obligations Fund - Class X, 0.01% [1]	1,017,182
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,017,182)	1,017,182

	TOTAL INVESTMENTS - 99.8%
	(Cost $27,255,470)	28,577,031
	Other Assets in Excess of Liabilities - 0.2%	45,615
	TOTAL NET ASSETS - 100.0%	$28,622,646

	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	PLC - Public Limited Company

*	Non-Income producing security.
[1]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	29.3%
Health Care	14.3%
Consumer Staples	11.8%
Industrials	10.5%
Communication Services	7.1%
Information Technology	6.7%
Consumer Discretionary	5.0%
Materials	4.9%
Energy	2.6%
Real Estate	2.6%
Total Common Stocks	94.8%
Preferred Stock	1.4%
Short-Term Investment	3.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

North Square Altrinsic International Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Bermuda	$504,901	$-	$-	$504,901
Brazil	161,153	-	-	161,153
Canada	524,649	-	-	524,649
China	1,099,583	-	-	1,099,583
France	3,470,033	-	-	3,470,033
Germany	2,228,147	-	-	2,228,147
Ireland	786,017	-	-	786,017
Israel	723,072	-	-	723,072
Japan	3,960,145	-	-	3,960,145
Mexico	178,217	-	-	178,217
Netherlands	2,268,455	-	-	2,268,455
Republic of Korea	681,488	-	-	681,488
Singapore	606,130	-	-	606,130
Spain	282,412	-	-	282,412
Sweden	591,570	-	-	591,570
Switzerland	4,083,116	-	-	4,083,116
United Kingdom	4,647,182	-	-	4,647,182
United States	352,398	-	-	352,398
Preferred Stock	411,181	-	-	411,181
Short-Term Investment	1,017,182	-	-	1,017,182
Total Investments	$28,577,031	$-	$-	$28,577,031

* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.